Income Tax Expense/(Benefit) (Tables) - Bendon Limited [Member]	12 Months Ended
Jan. 31, 2021
Income taxes [Line Items]
Disclosure of Detailed Information About Major Components of Tax Expense Income
(a)	The major components of tax expense/(benefit) comprise:

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Current tax
Current tax on profits for the period	27	28	(667)
Adjustments for current tax of prior periods	107	53	(607)
Total current tax expense/(benefit)	134	81	(1,274)
Deferred tax expense
Decrease in deferred tax assets (note 31)	-	701	-
Income tax expense/(benefit) for continuing operations	134	782	(1,274)

Disclosure of Detailed Information About Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates

(b) Reconciliation of income tax to accounting profit:

Loss before income tax	(68,212)	(53,523)	(50,494)
Tax at New Zealand tax rate of 28%	(19,099)	(14,986)	(14,138)
Tax effect of:
- permanent differences (including impairment expense)	16,299	5,108	753
- adjustments in respect of current income tax of previous years	107	32	(522)
- effects of different tax rates of subsidiaries operating in other jurisdictions	(1)	(301)	493
- deferred tax assets relating to the current year not brought to account	2,910	10,163	12,077
- deferred tax assets relating to prior periods no longer recognised (note 31)	-	701	-
- other	(12)	65	63
Income tax expense/(benefit)	134	782	(1,274)

Disclosure of Detailed Information About Tax Losses Not Recognised

(c) Tax losses not recognised

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Unused tax losses for which no deferred tax asset has been recognised	177,275	166,882	130,587
Potential tax benefit at 28%	49,637	46,727	36,564

Disclosure of Detailed Information About Temporary Differences Not Recognised

(d) Temporary differences not recognised

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Temporary differences for which no deferred tax asset has been recognised	10,115	9,825	14,504
Potential tax benefit at 28%	2,832	2,751	4,061